UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2024 to December 31, 2024.

Date of Report (Date of earliest event reported):  February 6, 2025

Commission File Number of securitizer:  025-01102

Central Index Key Number of securitizer:  0000825309

Chase Funding, Inc.1
(Exact name of securitizer as specified in its charter)

Eric A. Senzon, (813) 584-3951
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

___	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

1 On November 30, 2021, Chase Funding, Inc. (“Chase”) merged into IHC Merger Entity Corporation (“IHC”). IHC is filing this Form ABS 15-G on behalf of Chase, as securitizer, in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which Chase acted as depositor and which are outstanding during the reporting period.  This filing also covers the activities of JPMorgan Chase Bank, National Association (successor by merger to Chase Home Finance LLC, successor by merger to Chase Manhattan Mortgage Corporation), an affiliated securitizer, during the applicable reporting period in its capacity as a sponsor and seller of the mortgage loans related to Chase’s securitization transactions. Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing on this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to the assets.

______________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

______________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: February 6, 2025

CHASE FUNDING, INC.
By: IHC MERGER ENTITY CORPORATION, as successor by merger (Securitizer)

By: /s/ Charles R. Del Gatto__________
Name: Charles R. Del Gatto Title: Attorney-in-Fact